PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITIES – B, L, C SERIES
PRUDENTIAL PREMIER® ADVISOR VARIABLE ANNUITY
PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY

PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE of NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated November 3, 2020
To
Prospectuses dated April 27, 2020

This Supplement should be read and retained with the Prospectus for your Annuity. This Supplement is intended to update certain information in the Prospectus for the Annuity you own and is not intended to be a prospectus or offer for any other Annuity listed here that you do not own. If you would like another copy of your current Prospectus, please call the Prudential Annuity Service Center at 1-888-PRU-2888. Effective November 3, 2020, this Supplement revises, and to the extent inconsistent therewith, replaces information contained in the Prospectuses dated April 27, 2020 for the variable annuity contracts listed above issued by Pruco Life Insurance Company (“Pruco” ) and Pruco Life Insurance Company of New Jersey (“PLNJ”). Certain terms used in this Supplement have special meanings. If a term is not defined in this Supplement, it has the meaning given to it in the Prospectus.

CLOSURE TO NEW SALES
Effective December 31, 2020, the above referenced products and any applicable riders will not be available for new sales.
Please note that this closure will supersede the 60 day funding requirement described in the Rate Sheet, as new annuities must be funded by December 31, 2020.

CESSATION OF NEW ELECTIONS

Effective December 31, 2020, the following optional living benefits will no longer be available for new elections or re-elections:

•Highest Daily Lifetime Income® 3.0
•Spousal Highest Daily Lifetime Income® 3.0
•Highest Daily Lifetime Income® 3.0 with Highest Daily Death Benefit
•Spousal Highest Daily Lifetime Income® 3.0 with Highest Daily Death Benefit
•Highest Daily Lifetime Income® 3.0 with Highest Annual Death Benefit
•Spousal Highest Daily Lifetime Income® 3.0 with Highest Annual Death Benefit

This also means that if you currently have one of these benefits and elect to terminate it, you will not be permitted to re-elect it.

LIMITATION ON ADDITIONAL PURCHASE PAYMENTS FOR CONTRACTS WITH CERTAIN OPTIONAL LIVING BENEFITS

Except as noted below, effective December 31, 2020, for contracts with certain optional living benefits we will not allow additional Purchase Payments after the first anniversary of the initial benefit election. It is important to note that the limit is based on your benefit election date and not a calendar year and may also be different than your contract anniversary. This limit applies if you have elected one of the following optional benefits for the Annuities listed above:

•Highest Daily Lifetime Income® 3.0
•Spousal Highest Daily Lifetime Income® 3.0
•Highest Daily Lifetime Income® 3.0 with Highest Daily Death Benefit
•Spousal Highest Daily Lifetime Income® 3.0 with Highest Daily Death Benefit
•Highest Daily Lifetime Income® 3.0 with Highest Annual Death Benefit
•Spousal Highest Daily Lifetime Income® 3.0 with Highest Annual Death Benefit

Please note that while we are implementing this limitation at this time, we may further limit, suspend or reject any additional Purchase Payment at any time, but would do so only on a non-discriminatory basis and in accordance with any state laws. When making additional Purchase Payments, you should consider the fact that we may further suspend, reject or limit additional Purchase Payments at some point in the future. If we decide to change this limitation in the future, we will provide you with written notice.

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If you do not own one of the impacted benefits listed above, this limitation does not apply to you.

This change has no effect on amounts that are already invested in your Annuity or on the optional benefit you selected. You will still be permitted to transfer your Account Value among the Investment Options available with your Annuity and optional benefit.
If you currently participate in a salary reduction plan with your employer that would result in additional Purchase Payments, and you have elected one of the applicable optional benefits listed above, please contact your employer to adjust your salary reduction program.

GENERAL IMPACT OF NEW LIMITATION

When we exercise our right to suspend, reject and/or place limitations on the acceptance of additional Purchase Payments, it may affect your ability to increase the future value of your optional benefits. This means that you will no longer be able to increase the values associated with your benefit through additional Purchase Payments.

In addition, the new limitation on additional Purchase Payments will limit your ability to:

•Utilize our 6 or 12-month DCA Program.
•Make scheduled payments directly from your bank account.

Please note: any purchase payment suspension or restrictions previously instituted in connection with your optional benefit and current contract limits continue to apply.

For more information, contact your Financial Professional or the Prudential Annuity Service Center.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
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PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITIES – X, B, L, C SERIES
PRUDENTIAL PREMIER® ADVISOR VARIABLE ANNUITY
PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITIES – B, L, C SERIES
PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY

PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE of NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated November 3, 2020
To
Prospectuses dated April 27, 2020

This Supplement should be read and retained with the Prospectus for your Annuity. This Supplement is intended to update certain information in the Prospectus for the Annuity you own and is not intended to be a prospectus or offer for any other Annuity listed here that you do not own. If you would like another copy of your current Prospectus, please call the Prudential Annuity Service Center at 1-888-PRU-2888. Effective November 3, 2020, this Supplement revises, and to the extent inconsistent therewith, replaces information contained in the Prospectuses dated April 27, 2020 for the variable annuity contracts listed above issued by Pruco Life Insurance Company (“Pruco” ) and Pruco Life Insurance Company of New Jersey (“PLNJ”). Certain terms used in this Supplement have special meanings. If a term is not defined in this Supplement, it has the meaning given to it in the Prospectus.

LIMITATION ON ADDITIONAL PURCHASE PAYMENTS FOR CONTRACTS WITH CERTAIN OPTIONAL LIVING BENEFITS

Except as noted below, effective December 31, 2020, for contracts with certain optional living benefits we will not allow additional Purchase Payments and no increase in the values of these benefits through additional Purchase Payments will be permitted after December 31, 2020. This limit applies if you have elected one of the following optional benefits for the Annuities listed above:

•Highest Daily Lifetime Income®
•Spousal Highest Daily Lifetime Income®
•Highest Daily Lifetime Income® with Lifetime Income Accelerator (LIA)
•Highest Daily Lifetime Income® 2.0
•Highest Daily Lifetime Income® 2.0 with Highest Daily Death Benefit
•Spousal Highest Daily Lifetime Income® 2.0
•Spousal Highest Daily Lifetime Income® 2.0 with Highest Daily Death Benefit
•Highest Daily Lifetime Income® 2.0 with Lifetime Income Accelerator (LIA)
•Highest Daily Lifetime Income® 2.0 with Highest Annual Death Benefit
•Spousal Highest Daily Lifetime Income® 2.0 with Highest Annual Death Benefit

Except as noted below, effective December 31, 2020, for contracts with certain optional living benefits we will not allow additional Purchase Payments after the first anniversary of the initial benefit election. It is important to note that the limit is based on your benefit election date and not a calendar year and may also be different than your contract anniversary. No increase in the values of these benefits through additional Purchase Payments will be permitted after the first anniversary of your benefit election. This limit applies if you have elected one of the following optional benefits for the Annuities listed above:

•Highest Daily Lifetime Income® 2.1
•Highest Daily Lifetime Income® 2.1 with Highest Daily Death Benefit
•Spousal Highest Daily Lifetime Income® 2.1
•Spousal Highest Daily Lifetime Income® 2.1 with Highest Daily Death Benefit
•Highest Daily Lifetime Income® 2.1 with Highest Annual Death Benefit
•Spousal Highest Daily Death Benefit® 2.1 with Highest Annual Death Benefit

For Annuities issued in Oregon, if you have the following optional benefits, the above limitations do not apply and you may continue to make additional Purchase Payments to your Annuity:

•Highest Daily Lifetime Income®
•Spousal Highest Daily Lifetime Income®
•Highest Daily Lifetime Income® with Lifetime Income Accelerator (LIA)
•Highest Daily Lifetime Income® 2.0
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•Highest Daily Lifetime Income® 2.0 with Highest Daily Death Benefit
•Spousal Highest Daily Lifetime Income® 2.0
•Spousal Highest Daily Lifetime Income® 2.0 with Highest Daily Death Benefit
•Highest Daily Lifetime Income® 2.0 with Lifetime Income Accelerator (LIA)

Please note that while we are implementing this limitation at this time, we may further limit, suspend or reject any additional Purchase Payment at any time, but would do so only on a non-discriminatory basis and in accordance with any state laws. When making additional Purchase Payments, you should consider the fact that we may further suspend, reject or limit additional Purchase Payments at some point in the future. If we decide to change this limitation in the future, we will provide you with written notice.

This change has no effect on amounts that are already invested in your Annuity or on the optional benefit you selected. You will still be permitted to transfer your Account Value among the Investment Options available with your Annuity and optional benefit.

If you currently participate in a salary reduction plan with your employer that would result in additional Purchase Payments, and you have elected one of the applicable optional benefits listed above, please contact your employer to adjust your salary reduction program.

GENERAL IMPACT OF NEW LIMITATION

When we exercise our right to suspend, reject and/or place limitations on the acceptance of additional Purchase Payments, it may affect your ability to increase the future value of your optional benefits.

In addition, the new limitation on additional Purchase Payments will limit your ability to:

•Receive Purchase Credits for new Purchase Payments if you own the Premier Retirement X Series variable annuity.
•Utilize our 6 or 12 month DCA program.
•Make scheduled payments directly from your bank account.
If you do not own one of the impacted benefits listed above, this limitation does not apply to you.
Please note: any purchase payment suspension or restrictions previously instituted in connection with your optional benefit and current contract limits continue to apply.

CLOSURE TO NEW ELECTIONS AND RE-ELECTIONS

Effective December 31, 2020, the following optional living benefits will no longer be available for new elections or re-elections:

•Highest Daily Lifetime Income® 2.1
•Highest Daily Lifetime Income® 2.1 with Highest Daily Death Benefit
•Spousal Highest Daily Lifetime Income® 2.1
•Spousal Highest Daily Lifetime Income® 2.1 with Highest Daily Death Benefit
This also means that if you currently have one of these benefits and elect to terminate it, you will not be permitted to re-elect it.
Except as described above, this change will not impact such optional living benefits that are currently in-force.
For more information, contact your Financial Professional or the Prudential Annuity Service Center.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
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